Segment reporting (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory
USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Group
Functions UBS AG
For the six months ended 30 June 2021
Net interest income

2,023 1,039 (7) 244 (103) 3,196
Non-interest income 7,582 1,063 1,310 4,479 167 14,603
Income 9,606 2,103 1,303 4,724 64 17,798
Credit loss (expense) / release 16 69 0 23 (1) 108
Total operating income

9,622 2,172 1,303 4,747 63 17,906
Total operating expenses 6,958 1,286 822 3,698 511 13,274
Operating profit / (loss) before tax 2,664 886 481 1,049 (448) 4,632
Tax expense / (benefit)

1,001
Net profit / (loss) 3,631
As of 30 June 2021
Total assets 375,076 222,013 29,027 344,069 115,675 1,085,861
USD million
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Group
Functions UBS AG
For the six months ended 30 June 2020
Net interest income 2,054 1,029 (9) 3 (387) 2,689
Non-interest income 6,553 886 1,048 4,906 (20) 13,372
Income 8,607 1,914 1,038 4,909 (407) 16,061
Credit loss (expense) / release (117) (187) 0 (200) (35) (540)
Total operating income

8,489 1,727 1,038 4,709 (443) 15,521
Total operating expenses 6,421 1,155 724 3,419 478 12,197
Operating profit / (loss) before tax 2,068 573 314 1,290 (921) 3,324
Tax expense / (benefit)

703
Net profit / (loss) 2,621
As of 31 December 2020
Total assets 367,714 231,710 28,266 369,778 127,858 1,125,327